Equity (Tables)	12 Months Ended
Dec. 31, 2023
Equity [abstract]
Summary of share capital
As of December 31, 2023 and December 31, 2022, the issued share capital was distributed as follows:

	2023		2022
	Shares	Capital (US$)	Shares	Capital (US$)

Total	148,253,938	14,826	147,192,930	14,720
Class A	55,308,508	5,531	54,247,500	5,425
Class B	92,945,430	9,295	92,945,430	9,295

Summary of additional paid-in capital	The Additional Paid-in Capital amounts recorded as of December 31, 2023 and December 31, 2022 are presented below:

	2023	2022

Class A	314,592	299,078
Class B	186,102	186,102
Total	500,694	485,180

Summary of dividends paid by the group
Dividends declared and paid by the Group to the Company’s shareholders for the year ended December 31, 2023, 2022 and 2021 were:

Shareholder	2023		2022		2021
		US$*		US$*		US$*

Class A	53,687	0.9840	38,082	0.7020	38,462	0.7090
Class B	91,458	0.9840	65,247	0.7020	58,067	0.6247
Total	145,145	0.9840	103,329	0.7020	96,529	0.6558

(*)Per thousand shares after share split, see note 28(a).

Summary of PSU activity for the period
The table below reflects the PSU activity for the years ending December 31, 2023, 2022 and 2021.

	IPO Grant	Grant A	Grant B
	Number of PSUs (in thousands)

Outstanding December 31, 2020	—	—	—
Granted	289	—	—
Forfeited	(79)	—	—
Outstanding December 31, 2021	210	—	—
Granted	—	85	—
Forfeited	(26)	—	—
Outstanding December 31, 2022	184	85	—
Granted	—	—	298
Forfeited	(53)	—	(1)
Outstanding December 31, 2023	131	85	297
The intention of the Committee as of December 31, 2023 was to settle any future vesting through delivery of Class A common shares to participants.

LTIP	Grant date	Weighted-average fair value

IPO grant	January 22, 2021	US$ 15.95
Grant A	December 1, 2022	US$ 9.15
Grant B	January 22, 2023	US$ 10.76

Summary of share based incentive plan

	Amount (US$)
Description	2023	2022	2021

Capital Reserves	2960	1465	764
Share based incentive plan expenses for the year ending December 31	1465	731	764

Summary of earnings per share

	2023	2022	2021

Net income for the year attributable to the Owners of the Company	118,400	92,957	122,476
Basic weighted average number of shares	148,207,379	147,221,698	135,983,968
Basic earnings per thousand shares	0.79888	0.63141	0.90066
Diluted weighted average number of shares	148,679,965	147,226,334	135,983,968
Diluted earnings per thousand shares	0.79634	0.63139	0.90066

Summary of the subsidiary with non-controlling interests
As of December 31, 2023, the Group had two subsidiaries with non-controlling interests per the table below. As of December 31, 2022, the Group had one subsidiary with non-controlling interests.

		Equity(*)			Income (Loss) (*)
	Interest	2023	2022	2021	2023	2022	2021

Non-controlling interest in Patria Investimentos Ltda	49%	—	—	—	—	—	(1,285)
Non-controlling interest in VBI Real Estate Gestão de Carteiras S.A.	50%	(37,564)	(39,330)	—	2,128	1,147	—
Non-controlling interest in Patria Asset Management	49.26%	16,417	—	—	287	—	—

*From June 1, 2021 Patria Investments Limited holds 100% of Patria Investimentos Ltda.

Summary of financial information of subsidiary

Summarized Condensed Consolidated Statement of Financial Position	VBI		PAM
	December 31, 2023	December 31, 2022	December 31, 2023

Current assets	8,142	6,647	6,867
Current liabilities	(8,285)	(3,703)	(1,364)
Current net assets	(143)	2,944	5,503

Non-current assets	26,613	27,425	16,317
Non-current liabilities	(614)	(605)	(57)
Non-current net assets	25,999	26,820	16,260

Net assets	25,856	29,764	21,763

	VBI	Allocated to NCI	PAM	Allocated to NCI
	12 month period ended December 31, 2023		2 month Period between November 1, 2023 and December 31, 2023
Summarized Condensed Income Statement	2023		2023

Net revenue from services
Revenue from management fees	12,686	6,343	1,993	977
Revenue from performance fees	1,132	566	—	—
Taxes on revenue	(810)	(405)	—	—

Personnel expenses	(3,070)	(1,535)	(742)	(364)
Amortization of intangible assets	(1,870)	(935)	—	—
General and administrative expenses	(1,892)	(946)	(179)	(88)
Share of profits of associates	(222)	(111)	—	—
Other income/(expenses)	(6)	(3)	(151)	(74)
Net financial income/(expenses)	(148)	(74)	(25)	(12)

Income before income tax	5,800	2,900	896	439

Income taxes	(1,544)	(772)	(310)	(152)
Current	(1,460)	(730)	(293)	(144)
Deferred	(84)	(42)	(17)	(8)
Net income for the period	4,256	2,128	586	287

	VBI	Allocated to NCI
	6 month period between July 1, 2022 and December 31, 2022	6 month period between July 1, 2022 and December 31, 2022
Summarized Condensed Income Statement	2022

Net revenue from services	5,406	2,703
Revenue from management fees	5,858	2,929
Taxes on revenue	(452)	(226)

Personnel expenses	(1,008)	(504)
Amortization of intangible assets	(630)	(315)
General and administrative expenses	(766)	(383)
Share of profits of associates	(125)	(63)
Net financial income/(expenses)	125	63

Income before income tax	3,002	1,501

Income taxes	(708)	(354)
Current	(608)	(304)
Deferred	(100)	(50)
Net income for the period	2,294	1,147
Other comprehensive income	—	1,284
Total comprehensive income	2,294	2,431

	VBI – Non-controlling interest	PAM – Non-controlling interest

Balance at December 31, 2021	—	—

Net assets and proportion of share of identifiable assets on acquisition	13,729	—
Net income since acquisition	1,147	—
Gross obligation under put option	(55,490)	—
Cumulative translation adjustment	1,284	—
Balance at December 31, 2022	(39,330)	—

Net income for the period	2,128	287
Dividends declared (a)	(3,663)	—
Capital contributions (b)	4,743	—
Net assets and proportion of share of identifiable assets on acquisition	—	15,147
Cumulative translation adjustment	(1,442)	983

Balance at December 31, 2023	(37,564)	16,417

(a)During the year, subsidiary VBI completed several acquisitions as part of the Group’s strategic growth plan. To finance these acquisitions, capital contributions were made by the non-controlling interests. These contributions represent the proportionate share of the acquisition cost that is attributable to the non-controlling interests. The capital contributions have been accounted for as an increase in equity attributable to non-controlling interests.
(b)The dividends declared to non-controlling interests represent the share of the subsidiary’s profits that are distributed to the shareholders who hold the non-controlling interests. These dividends are accounted for as a decrease in equity attributable to non-controlling interests.